Patents - Schedule of Patents Less Accumulated Amortization (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 4,500,000	$ 4,500,000
Less accumulated amortization	485,183
Total	$ 4,014,817	$ 4,500,000